Credit Facilities and Guarantees (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Credit Facilities and Guarantees (Textual) [Abstract]
Outstanding borrowing	$ 0	$ 0
Borrowings under any third party debt facilities	0	0	0
STRATTEC [Member]
Credit Facilities and Guarantees (Textual) [Abstract]
Expiry date of credit facility	Aug. 01, 2014
Secured revolving credit facility	25
ADAC-STRATTEC credit facility [Member]
Credit Facilities and Guarantees (Textual) [Abstract]
Expiry date of credit facility	Jun. 28, 2015
Secured revolving credit facility	$ 5
Interest on borrowings under the Credit Facility at varying rates based	London Interbank Offering rate plus 1 - 1.75% or the bank's prime rate